Post-Employment Benefits - Summary of Change in Net Amount Recognized in Balance Sheet (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	R$ (39)	R$ (207)	R$ (196)
Contribution	(91)	121	(381)
Benefits paid	14	13	13
Defined contribution plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	796	1,959	2,214
Interest cost	76	239	219
Contribution	(91)	121	(381)
Receivables - allocation of funds	(12)	(515)
Effects on asset ceiling	(386)	(1,244)	(38)
Remeasurements	339	236	(55)
At the end of the period	722	796	1,959
Other post-employment benefit [Member]
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	(221)	(179)	(170)
Interest cost	(22)	(19)	(17)
Benefits paid	14	13	13
Remeasurements	(28)	(36)	(5)
At the end of the period	(257)	(221)	(179)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	16,520	13,633	13,438
Interest cost	1,639	1,483	1,334
Benefits paid	(1,141)	(1,060)	(908)
Remeasurements	485	2,308	(306)
At the end of the period	17,588	16,520	13,633
Plan assets [member] | Defined contribution plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	1,287	2,229	2,438
Interest cost	126	269	239
Contribution	(91)	121	(381)
Receivables - allocation of funds	(12)	(515)
Effects on asset ceiling	(15)	(1,053)
Remeasurements	339	236	(67)
At the end of the period	1,634	1,287	2,229
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	(3,008)	(2,134)	(1,847)
Interest cost	(307)	(241)	(189)
Effects on asset ceiling	97	(633)	(103)
Remeasurements	1		5
At the end of the period	(3,217)	(3,008)	(2,134)
Effect of asset ceiling [member] | Defined contribution plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	(491)	(270)	(224)
Interest cost	(50)	(30)	(20)
Effects on asset ceiling	(371)	(191)	(38)
Remeasurements			12
At the end of the period	R$ (912)	R$ (491)	R$ (270)